Quarterly Financial Data (Unaudited)	12 Months Ended
Jan. 03, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Fiscal year 2015 (a)	(in millions, except per-share amounts)
Sales	$565.0	$577.7	$555.4	$600.0
Gross profit	$219.1	$220.0	$209.6	$221.6
Net income	$43.7	$48.0	$48.3	$55.5
Noncontrolling interest	$—	$0.3	$—	$—
Net income attributable to Teledyne	$43.7	$48.3	$48.3	$55.5

Basic earnings per share attributable to Teledyne:	$1.22	$1.37	$1.37	$1.59
Diluted earnings per share attributable to Teledyne:	$1.20	$1.34	$1.34	$1.57

a) Fiscal year 2015 was a 53-week year, each quarter contained 13 weeks except the fourth quarter which contained 14 weeks.

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Fiscal year 2014 (a)	(in millions, except per-share amounts)
Sales	$573.5	$597.1	$601.1	$622.3
Gross profit	$221.8	$228.7	$225.7	$230.7
Net income	$46.0	$55.8	$54.9	$58.9
Noncontrolling interest	$(0.2)	$0.3	$0.7	$1.3
Net income attributable to Teledyne	$45.8	$56.1	$55.6	$60.2

Basic earnings per share attributable to Teledyne:	$1.22	$1.50	$1.49	$1.65

Diluted earnings per share attributable to Teledyne:	$1.20	$1.47	$1.47	$1.62

a) Fiscal year 2014 was a 52-week year, each quarter contained 13 weeks.